FAIR VALUE OF ASSETS AND LIABILITIES	6 Months Ended
Jun. 30, 2024
FAIR VALUE OF ASSETS AND LIABILITIES
FAIR VALUE OF ASSETS AND LIABILITIES
NOTE 22. FAIR VALUE OF ASSETS AND LIABILITIES
The following table presents the carrying amount and the fair value of the assets and liabilities as of June 30, 2024 and December 31, 2023:

Assets and liabilities	June 30, 2024		December 31, 2023
	Carrying amount	Fair value	Carrying amount	Fair value
	In millions of COP
Assets
Debt instruments at fair value through profit or loss	17,020,038	17,020,038	12,096,407	12,096,407
Debt instruments at fair value through OCI	5,350,499	5,350,499	6,148,177	6,148,177
Debt instruments at amortized cost	7,539,451	7,521,613	6,848,082	6,840,867
Derivative financial instruments	3,444,239	3,444,239	6,252,270	6,252,270
Equity securities at fair value	632,732	632,732	543,210	543,210
Other financial instruments (1)	30,914	30,914	38,319	38,319
Loans and advances to customers at amortized cost, net (2)	251,427,847	255,681,512	237,728,544	239,105,396
Investment property	5,423,018	5,423,018	4,709,911	4,709,911
Investments in associates (3)	1,812,781	1,812,781	1,670,782	1,670,782

Total	292,681,519	296,917,346	276,035,702	277,405,339

Liabilities
Deposits by customers	257,869,276	258,372,722	247,941,180	249,340,519
Interbank deposits	511,000	511,000	606,141	606,141
Repurchase agreements and other similar secured borrowing	594,983	594,983	470,295	470,295
Derivative financial instruments	3,680,218	3,680,218	6,710,364	6,710,364
Borrowings from other financial institutions	12,938,759	12,938,759	15,648,606	15,648,606
Preferred shares	555,152	398,750	584,204	394,550
Debt instruments in issue	16,107,674	16,005,787	14,663,576	14,468,650

Total	292,257,062	292,502,219	286,624,366	287,639,125

(1)	For further information see Note 5.1. Financial assets investments.
(2)
As of December 31, 2023, the fair value of the loans was undervalued by COP 333,672 due to the omission of a change in an input related to observable market rates. Upon detecting the inaccuracy, the Management proceeded to recalculate, finding that the difference with the previously disclosed value does not result in material impacts.

(3)	Corresponds to investments in associates P.A. Viva Malls and Distrito Vera.

Fair value hierarchy
IFRS 13 establishes a fair value hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable, that reflects the significance of inputs adopted in the measurement process. In accordance with IFRS the financial instruments are classified as follows:
Level
 1:
Observable inputs that reflect quoted prices (unadjusted) in active markets for identical assets or liabilities. An active market is a market in which transactions for the asset or liability being measured take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level
 2:
Inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. Level 2 generally includes: (i) quoted prices for similar assets or liabilities in active markets; (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability.
Level
 3
: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. This category generally includes certain retained residual interests in securitizations, asset-backed securities (ABS) and highly structured or long-term derivative contracts where independent pricing information was not able to be obtained for a significant portion of the underlying assets.
Valuation process for fair value measurements
The valuation to fair value prices is performed using prices, methodologies and inputs provided by the official pricing services provider (Precia - Proveedor de Precios para Valoración S.A.) to the Bank.
All methodologies and procedures developed by the pricing services provider are supervised by the Financial Superintendence of Colombia, which has not objected to them.
On a daily basis, the back-office Service Valuation Officer (SVO) verifies the valuation of investments, and the Credit and Financial Risk Manager area reports the results of the portfolio’s valuation.
Fair value measurement
Assets and liabilities
a. Debt instruments
The Bank assigns prices to those debt investments, using the prices provided by the official pricing services provider (Precia) and assigns the appropriate level according to the procedure described above. For securities not traded or over-the-counter
such as certain bonds issued by other financial institutions, the Bank generally determines fair value utilizing internal valuation and standard techniques. These techniques include determination of expected future cash flows which are discounted using curves of the applicable currencies and the Colombian consumer price index (interest rate in this case), modified by the credit risk and liquidity risk. The interest rate is generally computed using observable market data and reference yield curves derived from quoted interest in appropriate time bandings, which match the timings of the cash flows and maturities of the instruments.
b. Equity securities and other financial instruments
The Bank performs the market price valuation of its investments in variable income using the prices provided by the official pricing services provider (Precia) and classifies those investments according to the procedure described above (Hierarchy of fair value section). Likewise, the fair value of unlisted equity securities and other financial instruments is based on an assessment of each individual investment using methodologies that include publicly-traded comparables derived by multiplying a key performance metric (e.g., earnings before interest, taxes, depreciation and amortization) of the portfolio company by the relevant valuation multiple observed for comparable companies, acquisition comparables, and if necessary considered, are subject to appropriate discounts for lack of liquidity or marketability. Interests in investment funds, trusts and collective portfolios are valued using the investment unit value determined by the fund management company. For investment funds where the underlying assets are investment properties, the investment unit value depends on the investment properties value, determined as described below in “i. Investment property”.
c. Derivative financial instruments
The Bank holds positions in standardized derivatives, such as futures over local stocks, and over the market representative rate. These instruments are evaluated according to the information provided by Precia, which perfectly matches the information provided by the Central Counterparty Clearing House – CCP.
Additionally, the Bank holds positions in Over The Counter (OTC) derivatives, which in the absence of prices, are valued using the inputs and methodologies provided by the pricing services provider, which have the no objection of the SFC.
The key inputs depend upon the type of derivative and the nature of the underlying instrument and include interest rate yield curves, foreign exchange rates, the spot price of the underlying volatility, credit curves and correlation of such inputs.
d. Credit valuation adjustment
The Bank measures the effects of the credit risk of its counterparties and its own creditworthiness in determining fair value of the swap, option and forward derivatives.
Counterparty credit-risk adjustments are applied to derivatives when the Bank’s position is a derivative asset and the Bank’s credit risk is incorporated when the position is a derivative liability. The Bank attempts to mitigate credit risk to third parties which are international banks by entering into master netting agreements. The agreements allow to offset or bring net amounts that are liabilities, derivates from transactions carried out by the different agreements. Master netting agreements take different forms and may allow payments to be made under a variety of other master agreements or other negotiation agreements between the same parties; some may have a monthly basis and others only apply at the time the agreements are terminated.
When assessing the impact of credit exposure, only the net counterparty exposure is considered at risk, due to the offsetting of certain same-counterparty positions and the application of cash and other collateral.
The Bank generally calculates the asset’s credit risk adjustment for derivatives transacted with international financial institutions by incorporating indicative credit related pricing that is generally observable in the market (Credit Default Swaps, “CDS”). The credit-risk adjustment for derivatives transacted with non-public
counterparties is calculated by incorporating unobservable credit data derived from internal credit qualifications to the financial institutions and corporate companies located in each geography. The Bank also considers its own creditworthiness when determining the fair value of an instrument, including OTC derivative instruments if the Bank believes market participants would take that into account when transacting the respective instrument. The approach to measuring the impact of the Bank’s credit risk on an instrument transacted with international financial institutions is done using the asset swap curve calculated for subordinated bonds issued by the Bank in foreign currency. For derivatives transacted with local financial institutions, the Bank calculates the credit risk adjustment by incorporating credit risk data provided by rating agencies and released in the financial markets.

e. Impaired loans measured at fair value
The Bank measured certain impaired loans based on the fair value of the associated collateral less costs to sell. The fair values were determined as follows using external and internal valuation techniques or third party experts, depending on the type of underlying asset.
For vehicles under leasing arrangements, the Bank uses an internal valuation model based on price curves for each type of vehicle. Such curves show the expected price of the vehicle at different points in time based on the initial price and projection of economic variables such as inflation, devaluation and customs. The prices modelled in the curves are compared every six months with market information for the same or similar vehicles and in the case of significant deviation; the curve is adjusted to reflect the market conditions.
Other vehicles are measured using matrix pricing from a third party. This matrix is used by most of the market participants and is updated monthly. The matrix is developed from values provided by several price providers for identical or similar vehicles and considers brand, characteristics of the vehicles, and manufacturing date among other variables to determine the prices.
For real estate assets, a third-party qualified appraiser is used. The methodologies vary depending on the date of the last appraisal available for the property (the appraisal is estimated based on either of three approaches: cost, sales comparison and income approach, and is required every three years). When the property has been valued in the last 12 months and the market conditions have not shown significant changes, the most recent valuation is considered the fair value of the property.
For all other cases (for example, appraisals older than 12 months) the value of the property is updated by adjusting the value in the last appraisal for weighted factors such as location, type and characteristics of the property, size, structural conditions and the expected sales prices, among others. The factors are determined based on current market information gathered from several external real estate specialists. For all other cases (for example, appraisals older than 12 months) the value of the property is updated by adjusting the value in the last appraisal for weighted factors such as location, type and characteristics of the property, size, structural conditions and the expected sales prices, among others. The factors are determined based on current market information gathered from several external real estate specialists.
f. Assets held for sale measured at fair value less cost of sale
The Bank measures certain impaired foreclosed assets and premises and equipment held for sale based on fair value less costs to sell. The fair values were determined using external and internal valuation techniques, depending on the type of underlying asset. Those assets are comprised mainly of real estate properties for which the appraisal is conducted by experts considering factors such as the location, type and characteristics of the property, size, physical conditions and expected selling costs, among others. Likewise, in some cases the fair value is estimated considering comparable prices or promises of sale and offering prices from auctions process.
g. Mortgage-backed securities (“TIPS”) and Asset-Backed securities
The Bank invests in asset-backed securities for which underlying assets are mortgages and earnings under contracts issued by financial institutions and corporations, respectively. The Bank does not have a significant exposure to sub-prime
securities. The asset-backed securities are denominated in local market TIPS and are classified as fair value through profit or loss. These asset-backed securities have different maturities and are generally classified by credit ratings.
TIPS are part of the Bank portfolio and its fair value is measured with published price by the official pricing services provider. These securities are leveled by margin and are assigned level 2 or 3 based on the Precia information.

Residual TIPS have their fair value measured using the discounted flow method, taking into account the amortization tables of the Titularizadora Colombiana, the betas in COP and UVR of Precia (used to construct the curves) and the margins; when they are residual TIPS of subordinated issues, a liquidity premium is applied. These securities are assigned level 3.
h. Investments in associates measured at fair value
The Bank recognizes its investments in P.A Viva Malls and P.A Distrito Vera as an associate at fair value. The estimated amount is provided by the fund manager as the variation of the units according to the units owned by the FCP Fondo Inmobiliario Colombia. The associate’s assets are comprised of investment properties which are measured using the following techniques: comparable prices, discounted cash flows, replacement cost and direct capitalization. For further information about techniques methodologies and inputs used by the external party see “Quantitative Information about Level 3 Fair Value Measurements”.
i. Investment property
The Bank’s investment property is valued by external experts, who use valuation techniques based on comparable prices, direct capitalization, discounted cash flows and replacement costs.
Assets and liabilities measured at fair value on a recurring basis
The following table presents for each of the fair-value hierarchy levels the Bank’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2024 and December 31, 2023:

Financial Assets
Type of instrument	June 30, 2024				December 31, 2023
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
	In millions of COP
Investment securities
Debt instruments at fair value through profit or loss
Securities issued by the Colombian Government	5,969,903	955,272	—	6,925,175	4,363,135	362,470	—	4,725,605
Securities issued or secured by government entities	18,291	152,440	—	170,731	—	84,990	—	84,990
Securities issued by other financial institutions	170,884	534,039	74,246	779,169	41,003	654,446	78,729	774,178
Securities issued by foreign governments	5,878,849	3,016,277	—	8,895,126	3,621,960	2,652,440	—	6,274,400
Corporate bonds	118,349	111,801	19,687	249,837	125,010	97,940	14,284	237,234

Total debt instruments at fair value through profit or loss	12,156,276	4,769,829	93,933	17,020,038	8,151,108	3,852,286	93,013	12,096,407

Financial Assets
Type of instrument	June 30, 2024				December 31, 2023
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
	In millions of COP
Debt instruments at fair value through OCI
Securities issued by the Colombian Government	57,981	2,520,934	—	2,578,915	61,427	—	2,664,295	2,725,722
Securities issued by other financial institutions	198,997	115,647	50,021	364,665	224,049	149,257	—	373,306
Securities issued by foreign governments	1,595,089	146,855	—	1,741,944	1,675,193	762,803	—	2,437,996
Corporate bonds	64,455	559,716	40,804	664,975	63,475	547,678	—	611,153

Total debt instruments at fair value through OCI	1,916,522	3,343,152	90,825	5,350,499	2,024,144	1,459,738	2,664,295	6,148,177

Total debt instruments	14,072,798	8,112,981	184,758	22,370,537	10,175,252	5,312,024	2,757,308	18,244,584

Equity securities
Equity securities	37,638	206,450	388,644	632,732	89,128	69,400	384,682	543,210

Total equity securities	37,638	206,450	388,644	632,732	89,128	69,400	384,682	543,210

Other financial assets
Other financial assets	—	—	30,914	30,914	—	—	38,319	38,319

Total other financial assets	—	—	30,914	30,914	—	—	38,319	38,319

Derivative financial instruments Forwards
Foreign exchange contracts	—	838,005	1,069,734	1,907,739	—	3,308,258	1,073,648	4,381,906
Equity contracts	—	903	—	903	—	152	2,863	3,015

Total forwards	—	838,908	1,069,734	1,908,642	—	3,308,410	1,076,511	4,384,921

	In millions of COP
Swaps
Foreign exchange contracts	—	1,068,857	108,134	1,176,991	—	1,066,915	237,422	1,304,337
Interest rate contracts	92,124	150,272	12,110	254,506	130,792	206,011	15,621	352,424

Total swaps	92,124	1,219,129	120,244	1,431,497	130,792	1,272,926	253,043	1,656,761

Options
Foreign exchange contracts	460	49,423	54,217	104,100	6	136,979	73,603	210,588

Total options	460	49,423	54,217	104,100	6	136,979	73,603	210,588

Total derivative financial instruments	92,584	2,107,460	1,244,195	3,444,239	130,798	4,718,315	1,403,157	6,252,270

Investment properties
Lands	—	—	499,366	499,366	—	—	325,394	325,394
Buildings	—	—	4,923,652	4,923,652	—	—	4,384,517	4,384,517

Total investment properties	—	—	5,423,018	5,423,018	—	—	4,709,911	4,709,911

Financial Assets
Type of instrument	June 30, 2024				December 31, 2023
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
	In millions of COP
Investment in associates at fair value
Investment in associates at fair value	—	—	1,812,781	1,812,781	—	—	1,670,782	1,670,782

Total investment in associates at fair value	—	—	1,812,781	1,812,781	—	—	1,670,782	1,670,782

Total	14,203,020	10,426,891	9,084,310	33,714,221	10,395,178	10,099,739	10,964,159	31,459,076

Financial liabilities
Type of instrument	June 30, 2024				December 31, 2023
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
	In millions of COP
Derivative financial instruments
Forwards
Foreign exchange contracts	—	1,694,552	203,183	1,897,735	—	4,458,528	67,825	4,526,353
Equity contracts	—	8,753	—	8,753	—	8,629	1,852	10,481

Total forwards	—	1,703,305	203,183	1,906,488	—	4,467,157	69,677	4,536,834

Swaps
Foreign exchange contracts	—	1,318,729	22,117	1,340,846	—	1,388,113	102,973	1,491,086
Interest rate contracts	93,495	233,043	10,228	336,766	126,728	312,051	11,078	449,857

Total swaps	93,495	1,551,772	32,345	1,677,612	126,728	1,700,164	114,051	1,940,943

Options
Foreign exchange contracts	427	95,691	—	96,118	19	232,568	—	232,587

Total options	427	95,691	—	96,118	19	232,568	—	232,587

Total derivative financial instruments	93,922	3,350,768	235,528	3,680,218	126,747	6,399,889	183,728	6,710,364

Total	93,922	3,350,768	235,528	3,680,218	126,747	6,399,889	183,728	6,710,364

Fair value of assets and liabilities that are not measured at fair value in the Statement of Financial Position
The following table presents for each of the fair-value hierarchy levels the Bank’s assets and liabilities that are not measured at fair value in the Statement of Financial Position, but for which the fair value is disclosed at June 30, 2024 and December 31, 2023:

Assets
Type of instrument	June 30, 2024				December 31, 2023
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 1		Level 1	Level 2	Level 1
	In millions of COP
Debt instruments
Securities issued by the Colombian Government	145,051	—	—	145,051	67,514	—	—	67,514
Securities issued or secured by government entities	—	46,169	3,347,253	3,393,422	—	49,980	3,075,936	3,125,916
Securities issued by other financial institutions	246,036	56,221	263,164	565,421	209,178	280,662	55,112	544,952
Securities issued by foreign governments	275,670	308,171	—	583,841	150,695	377,560	—	528,255
Corporate bonds	1,003,178	12,962	1,817,738	2,833,878	774,624	12,620	1,786,986	2,574,230

Total – Debt instruments	1,669,935	423,523	5,428,155	7,521,613	1,202,011	720,822	4,918,034	6,840,867

Loans and advances to customers, net	—	—	255,681,512	255,681,512	—	—	239,105,396	239,105,396

Total	1,669,935	423,523	261,109,667	263,203,125	1,202,011	720,822	244,023,430	245,946,263

Liabilities
Type of instrument	June 30, 2024				December 31, 2023
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
	In millions of COP
Deposits by customers	—	61,889,394	196,483,328	258,372,722	—	60,236,355	189,104,164	249,340,519
Interbank deposits	—	—	511,000	511,000	—	—	606,141	606,141
Repurchase agreements and other similar secured borrowing	—	—	594,983	594,983	—	—	470,295	470,295
Borrowings from other financial institutions	—	—	12,938,759	12,938,759	—	—	15,648,606	15,648,606
Debt instruments in issue	9,955,532	3,993,492	2,056,763	16,005,787	8,021,700	4,025,322	2,421,628	14,468,650
Preferred shares	—	—	398,750	398,750	—	—	394,550	394,550

Total	9,955,532	65,882,886	212,983,583	288,822,001	8,021,700	64,261,677	208,645,384	280,928,761

IFRS requires entities to disclose the fair value of financial instruments, both assets and liabilities recognized and not recognized in the statement of financial position, for which it is practicable to estimate fair value. Certain categories of assets and liabilities, however, are not eligible for fair value accounting. The financial instruments below are not measured at fair value on a recurring and nonrecurring basis:
Short-term financial instruments
Short-term financial instruments are valued at their carrying amounts included in the consolidated statement of financial position, which are reasonable estimates of fair value due to the relatively short period to maturity of the instruments. This approach was used for cash and cash equivalents, accrued interest receivable, customers’ acceptances, accounts receivable, accounts payable, accrued interest payable and bank acceptances outstanding.
Deposits from customers
The fair value of time deposits was estimated based on the discounted value of cash flows using the appropriate discount rate for the applicable maturity. Fair value of deposits with no contractual maturities represents the amount payable on demand as of the statement of financial position date.
Interbank deposits and repurchase agreements and other similar secured borrowings
Short-term interbank borrowings and repurchase agreements have been valued at their carrying amounts because of their relatively short-term nature. Long-term and domestic development bank borrowings have also been valued at their carrying amount because they bear interest at variable rates.
Borrowings from other financial institutions
The fair value of borrowings from other financial institutions were determined using discounted cash flow models. The cash flows projection of capital and interest was made according to the contractual terms, considering capital amortization and interest bearing. Subsequently, the cash flows were discounted using reference curves formed by the weighted average of the Bank’s deposit rates.
Debt instruments in issue
The fair value of debt instruments in issue, comprised of bonds issued by Bancolombia S.A. and its subsidiaries, was estimated substantially based on quoted market prices. The fair value of certain bonds which do not have a public trading market, were determined based on the discounted value of cash flows using the rates currently offered for bonds of similar remaining maturities and the Bank’s creditworthiness.
Preferred shares
In the valuation of the liability component of preferred shares related to the minimum dividend of 1% of the subscription price, the Bank uses the Gordon Model to price the obligation, taking into account its own credit risk, which is measured using the market spread based on observable inputs such as quoted prices of sovereign debt. The Gordon Model is commonly used to determine the intrinsic value of a stock based on a future series of dividends that are estimated by the Bank and growth at a constant rate considering the Bank’s own perspectives of the payout ratio.
Loans and advances to customers
Estimating the fair value of loans and advances to customers is considered an area of considerable uncertainty as there is no observable market. The loan portfolio is stratified into tranches and loans segments such as commercial, consumer, small business loans, mortgage and leasing. The fair value of loans and advances to customers and financial institutions is determined using a discounted cash flow methodology, considering each credit’s principal and interest projected cash flows to the prepayment date. The projected cash flows are discounted using reference curves according to the type of loan and its maturity date.

Items measured at fair value on a
non-recurring
basis
The Bank measures assets held for sale based on fair value less costs to sell. This category includes certain foreclosed assets and investments in associates held for sale. The fair values were determined using external and internal valuation techniques or third party experts, depending on the type of underlying asset. The following breakdown sets forth the fair value hierarchy of those assets classified by type:

	June 30, 2024				December 31, 2023
Type of instrument	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
	In millions of COP
Machinery and equipment	—	—	12,329	12,329	—	—	11,702	11,702
Real estate for residential purposes	—	—	155,937	155,937	—	—	117,476	117,476
Real estate different from residential properties	—	—	37,529	37,529	—	—	30,273	30,273

Total	—	—	205,795	205,795	—	—	159,451	159,451

Changes in level 3 fair-value category
The table below presents reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs at June 30, 2024 and 2023:
As of June 30, 2024

Type of instrument	Balance, January 1, 2024	Included in earnings	OCI	Purchases	Settlement	Reclassifications (1)	Prepaids	Transfers in to level 3	Transfers out of level 3	Balance, June 30, 2024
	In millions of COP
ASSETS
Debt instruments at fair value though profit or loss
Securities issued or secured by other financial entities	78,729	(4)	—	4,519	(10,926)	—	(1,643)	9,138	(5,567)	74,246
Corporate bonds	14,284	647	—	371	—	—	—	4,385	—	19,687

Total	93,013	643	—	4,890	(10,926)	—	(1,643)	13,523	(5,567)	93,933

Debt instruments at fair value through OCI
Securities issued by the Colombian Government	2,664,295	—	—	—	(2,664,295)	—	—	—	—	—
Securities issued or secured by other financial entities	—	—	5	50,016	—	—	—	—	—	50,021
Corporate bonds	—	—	1,287	39,517	—	—	—	—	—	40,804

Total	2,664,295	—	1,292	89,533	(2,664,295)	—	—	—	—	90,825

Type of instrument	Balance, January 1, 2024	Included in earnings	OCI	Purchases	Settlement	Reclassifications (1)	Prepaids	Transfers in to level 3	Transfers out of level 3	Balance, June 30, 2024
	In millions of COP
ASSETS
Derivative financial instruments
Foreign exchange contracts	1,384,673	(62,945)	—	1,043,329	(1,054,191)	(8,263)	—	76,960	(147,478)	1,232,085
Interest rate contracts	15,621	(4,302)	—	5,565	(2,629)	(66)	—	3,376	(5,455)	12,110
Equity contracts	2,863	—	—	—	(2,863)	—	—	—	—	—

Total	1,403,157	(67,247)	—	1,048,894	(1,059,683)	(8,329)	—	80,336	(152,933)	1,244,195

Equity securities
Equity securities	384,682	1,360	19,576	4,163	(21,135)	—	—	—	(2)	388,644

Total	384,682	1,360	19,576	4,163	(21,135)	—	—	—	(2)	388,644

Other financial instruments
Other financial instruments	38,319	(7,405)		—						30,914

Total	38,319	(7,405)	—	—	—	—	—	—	—	30,914

Investment in associates
PA Viva Malls	1,661,679	133,512	—	—	—	—	—	—	—	1,795,191
PA Distrito Vera	9,103	2,831	—	5,656	—	—	—	—	—	17,590

Total	1,670,782	136,343	—	5,656	—	—	—	—	—	1,812,781

Total Assets	6,254,248	63,694	20,868	1,153,136	(3,756,039)	(8,329)	(1,643)	93,859	(158,502)	3,661,292

LIABILITIES
Derivative financial instruments
Foreign exchange contracts	170,798	18,019	—	71,754	(60,961)	(8,263)	—	132,722	(98,769)	225,300
Interest rate contracts	11,078	(119)	—	20	(1,900)	(66)	—	9,975	(8,760)	10,228
Equity contracts	1,852	—	—	—	(1,852)	—	—	—	—	—

Total	183,728	17,900	—	71,774	(64,713)	(8,329)	—	142,697	(107,529)	235,528

Total liabilities	183,728	17,900	—	71,774	(64,713)	(8,329)	—	142,697	(107,529)	235,528

(1)	From derivative assets to derivative liabilities classified in level 3 and vice versa.

As of June 30, 2023

Type of instrument	Balance, January 1, 2023	Included in earnings	OCI	Purchases	Settlement	Reclassifications (1)	Prepaids	Transfers in to level 3	Transfers out of level 3	Balance, June 30, 2023
	In millions of COP
ASSETS
Debt instruments at fair value though profit or loss
Securities issued or secured by other financial entities	81,389	7,355	—	1,003	(7,736)	—	(5,330)	4,279	—	80,960

Total	81,389	7,355	—	1,003	(7,736)	—	(5,330)	4,279	—	80,960

Debt instruments at fair value through OCI
Securities issued by the Colombian Government	—	—	31,482	2,490,647	—	—	—	—	—	2,522,129

Total	—	—	31,482	2,490,647	—	—	—	—	—	2,522,129

Derivative financial instruments
Foreign exchange contracts	1,163,336	32,705	—	1,513,367	(493,734)	(293,934)	—	193,635	(264,267)	1,851,108
Interest rate contracts	29,170	(6,644)	—	2,003	(2,909)	(177)	—	920	(7,018)	15,345
Equity contracts	105	—	—	—	(105)	—	—	—	—	—

Total	1,192,611	26,061	—	1,515,370	(496,748)	(294,111)	—	194,555	(271,285)	1,866,453

Equity securities
Equity securities	462,253	(285)	(2,901)	3,700	(1,021)	—	—	—	—	461,746

Total	462,253	(285)	(2,901)	3,700	(1,021)	—	—	—	—	461,746

Other financial instruments
Other financial instruments	42,171	(20,727)	—	5,057	—	—	—	—	—	26,501

Total	42,171	(20,727)	—	5,057	—	—	—	—	—	26,501

Investment in associates
PA Viva Malls	1,530,459	126,307	—	917	—	—	—	—	—	1,657,683
PA Distrito Vera	1,697	(12)	—	—	—	—	—	—	—	1,685

Total	1,532,156	126,295	—	917	—	—	—	—	—	1,659,368

Total Assets	3,310,580	138,699	28,581	4,016,694	(505,505)	(294,111)	(5,330)	198,834	(271,285)	6,617,157

Type of instrument	Balance, January 1, 2023	Included in earnings	OCI	Purchases	Settlement	Reclassifications (1)	Prepaids	Transfers in to level 3	Transfers out of level 3	Balance, June 30, 2023
	In millions of COP
LIABILITIES
Derivative financial instruments
Foreign exchange contracts	348,027	141,187	—	181,497	(131,393)	(293,934)	—	36,685	(56,598)	225,471
Interest rate contracts	51,662	(4,597)	—	13,304	(14,011)	(177)	—	19,284	(26,617)	38,848

Total	399,689	136,590	—	194,801	(145,404)	(294,111)	—	55,969	(83,215)	264,319

Total liabilities	399,689	136,590	—	194,801	(145,404)	(294,111)	—	55,969	(83,215)	264,319

(1)	From derivative assets to derivative liabilities classified in level 3 and vice versa.
Level 3 fair value rollforward
The following were the significant level 3 transfers at June 30, 2024 and 2023:
As of June 30, 2024 and 2023, net transfers in the Bank for COP 45,404 and COP 188,070, respectively, from level 3 to level 2 of derivatives foreign exchange contracts and interest rate contracts, it was presented due to the transfer of the credit risk of the counterparty to the own credit risk. As of June 30, 2024, net transfers for COP (62,361), from level 2 to level 3 of the derivative foreign exchange contracts and interest rate contracts, it was presented due to the transfer of the credit risk from the Bank to the credit risk of the counterparty.
As of June 30, 2024 and 2023, unrealized gains and losses on debt instruments were COP 643 and COP 7,355; equity securities COP 1,360 and COP (285), respectively.
Transfers between level 1 and level 2 of the fair value hierarchy
The table below presents the transfers for all assets and liabilities measured at fair value on a recurring basis between level 1 and level 2 as of June 30, 2024 and December 31, 2023:

Type of instrument	June 30, 2024		December 31, 2023
	Transfers level 1 to level 2	Transfers level 2 to level 1	Transfers level 1 to level 2	Transfers level 2 to level 1
	In millions of COP
Debt instruments at fair value though profit or loss
Securities issued or secured by foreign government	—	929	1,712	—
Securities issued or secured by government entities	—	17,067	13,619	—
Securities issued by the Colombian Government	3,721	—	—	—
Corporate bonds	—	—	—	8,397
Securities issued or secured by other financial entities	—	1,848	1,848	—

Total	3,721	19,844	17,179	8,397

Type of instrument	June 30, 2024		December 31, 2023
	Transfers level 1 to level 2	Transfers level 2 to level 1	Transfers level 1 to level 2	Transfers level 2 to level 1
	In millions of COP
Debt instruments at fair value through OCI
Securities issued or secured by foreign government	—	327,888	572,800	—
Securities issued or secured by other financial entities	—	60,636	64,944	—
Corporate bonds	—	—	—	95,572

Total	—	388,524	637,744	95,572

Equity securities
Equity securities	61,459	13,202	13,740	7

Total	61,459	13,202	13,740	7

As of June 30, 2024, the Bank transferred securities from level 1 to level 2, because such securities had lower liquidity and lower trading in an active market.
All transfers are assumed to occur at the end of the reporting period.
Quantitative information about level 3 fair value measurements
The fair value of financial instruments is, in certain circumstances, measured using valuation techniques that incorporate assumptions that are not evidenced by prices from observable market transactions in the same instrument and are not based on observable market data. Changing one or more of the inputs to the valuation models to reasonably possible alternative assumptions would change the fair values and therefore a valuation adjustment would be recognized in profit or loss. Favorable and unfavorable changes are determined on the basis of changes in the value of the instrument as a result of varying the levels of the unobservable input as described in the table below.
The following table sets forth information about significant unobservable inputs related to the Bank’s material categories of level 3 financial assets and liabilities and the sensitivity of these fair values to reasonably possible alternative assumptions.
As of June 30, 2024

Financial instrument	Fair value	Valuation technique	Significant unobservable input	Range of inputs	Weighted average		Sensitivity 100 basis point increase	Sensitivity 100 basis point decrease
	In millions of COP
Debt instruments
Securities issued by other financial institutions
TIPS	63,854	Discounted cash flow	Yield Prepayment Speed	0.00% to 9.67% n/a n/a	3.33 n/a n/a	%	61,838 65,536 60,696	65,966 n/a n/a
Time deposits	8,345	Discounted cash flow	Prepayment Speed Interest rate	0.91% to 6.20%	2.71%		8,113	8,416

Total securities issued by other financial institutions	72,199

Financial instrument	Fair value	Valuation technique	Significant unobservable input	Range of inputs	Weighted average	Sensitivity 100 basis point increase	Sensitivity 100 basis point decrease
	In millions of COP
Other bonds
Other bonds	52,068	Discounted cash flow	Yield	0.17% to 1.06%	1.02%	51,168	54,061

Corporate bonds
Corporate bonds	60,491	Discounted cash flow	Yield	-0.02% to 5.25%	2.04%	59,766	63,102

Total debt instruments	184,758

Equity securities
Equity securities	388,644	Price-based	Price	n/a	n/a	n/a	n/a

Other financial instruments
Other financial instruments	30,914	Internal valuation methodology	Internal valuation methodology	n/a	n/a	n/a	n/a

Derivative financial instruments
Forward	866,551	Discounted cash flow	Credit spread / Yield	0.00% to 40.05%	6.24%	864,776	868,215
Swaps	87,899	Discounted cash flow	Credit spread	0.00% to 50.15%	6.13%	85,478	91,026
Options	54,217	Discounted cash flow	Credit spread	0.14% to 34.19%	0.61%	53,808	54,392

Total derivative financial instruments	1,008,667

Investment in associates
P.A. Viva Malls	1,795,191	Price-based	Price	n/a	n/a	n/a	n/a
P.A. Distrito Vera	17,590	Price-based	Price	n/a	n/a	n/a	n/a

Total investment in associates	1,812,781

As of December 31, 2023

Financial instrument	Fair value	Valuation technique	Significant unobservable input	Range of inputs	Weighted average	Sensitivity 100 basis point increase	Sensitivity 100 basis point decrease
	In millions of COP
Debt instruments
Securities issued by other financial institutions
TIPS	74,087	Discounted cash flow	Yield	2.06% to 10.73%	5.48%	70,982	75,852
			Prepayment Speed Prepayment Speed	n/a n/a	n/a n/a	78,953 73,271	n/a n/a
Time deposits	4,642	Discounted cash flow	Yield / Interest rate	2.15% to 5.70%	3.78%	4,277	4,701

Total securities issued by other financial institutions	78,729

Securities issued by the Colombian Government
Bonds by government entities	2,664,295	Discounted cash flow	Yield	0.00% to 1.18%	1.17%	2,658,010	2,679,372

Corporate bonds
Corporate bonds	14,284	Discounted cash flow	Yield	3.49% to 3.49%	3.49%	13,700	14,912

Total debt instruments	2,757,308

Equity securities
Equity securities	384,682	Price-based	Price	n/a	n/a	n/a	n/a

Other financial instruments
Other financial instruments	38,319	Internal valuation methodology	Internal valuation methodology	n/a	n/a	n/a	n/a

Derivative financial instruments
Forward	1,006,834	Discounted cash flow	Credit spread / Yield	0.00% to 50.58%	7.22%	1,004,399	1,009,283
Swaps	138,992	Discounted cash flow	Credit spread	0.00% to 63.39%	5.86%	139,451	138,577
Options	73,603	Discounted cash flow	Credit spread	0.13% to 33.77%	0.57%	73,048	73,870

Total derivative financial instruments	1,219,429

Investment in associates
P.A Viva Malls	1,661,679	Price-based	Price	n/a	n/a	n/a	n/a
P.A Distrito Vera	9,103	Price-based	Price	n/a	n/a	n/a	n/a

Total investment in associates	1,670,782
The following table sets forth information about valuation techniques used in the measurement of the fair value investment properties of the Bank, the significant unobservable inputs and the respective sensitivity:

Methodology	Valuation technique	Significant unobservable input	Description of sensitivity
Sales Comparison Approach – SCA

The fair value assessment is based on the examination of prices at which similar properties in the same area recently sold. Since no two properties are identical the measurement valuation must take into account adjustments for the differences between the sold properties and those held by the Bank to earn rentals or for capital appreciation.
Comparable prices
The weighted average rates used in the capitalization methodology for revenues in the second quarter for 2024 are:

•  Direct capitalization: initial rate 8.19%.

•  Discounted cash flow: discount rate: 12.49%, terminal rate: 8.31%.

•  The same weighted rates for the last quarter of 2023 were:

•  Direct capitalization: initial rate 8.07%.

•  Discounted cash flow: discount rate: 12.44%, terminal rate: 8.25%.

The ratio between monthly gross income and real estate value directly administered by the FIC (rental rate) considering the differences in placements and individual factors between properties and in a weighted way in the second quarter of 2024 are 0.80% and for December 31, 2023 was 0.82%.

An increase (light, normal, considerable, significant) in the capitalization rate used would generate a decrease (significant, considerable, normal, light) in the fair value of the asset, and vice versa.

An increase (light, normal, considerable, significant) in the leases used in the valuation would generate a (significant, light, considerable) increase in the fair value of the asset, and vice versa.

Income Approach Used to estimate the fair value of the property by taking future net cash flows and discounting them at the capitalization rate.	Direct capitalization Discounted cash flows
Cost approach

Used to estimate the fair value of the property considering the cost to replace or build a property at the same or equal conditions of the asset to be measured, deducting the accumulated depreciation charge and adding-up
the amount of the land.
Replacement cost
There has been no change to the valuation technique during the year 2024 for each asset.